Consolidated Statements of Cash Flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income		$ 1,953	$ 1,017
Adjustments for the following items:
Depreciation		2,043	1,997
Finance costs (note 14)		170	301
Net impairment charges (notes 10 and 21)		312	1,671
Income tax expense (note 12)		861	664
Income from investment in equity investees (note 16)		(232)	(258)
Loss on currency translation		93	16
Gain on sale of non-current assets (note 9)		(364)	(405)
Change in working capital (note 15)		(452)	(322)
Other operating activities (note 15)		(65)	(217)
Operating cash flows before interest and income taxes		4,319	4,464
Interest paid		(300)	(305)
Interest received		237	89
Income taxes paid	[1]	(524)	(767)
Net cash provided by operating activities		3,732	3,481
INVESTING ACTIVITIES
Capital expenditures (note 5)		(3,086)	(3,049)
Sales proceeds		13	88
Proceeds from sales of investments other than investments accounted for using equity method			(381)
Purchase of investments other than investments accounted for using equity method		23
Dividends received from equity method investments (note 16)		273	869
Shareholder loan repayments from equity method investments (note 16)		7	0
Net cash used in investing activities		(2,816)	(1,711)
FINANCING ACTIVITIES
Lease repayments		(13)	(20)
Debt repayments		(43)	(375)
Dividends (note 31)		(700)	(1,143)
Share buyback program (note 31)		0	(424)
Funding from non-controlling interests (note 32)		40	0
Disbursements to non-controlling interests (note 32)		(554)	(833)
Other financing activities (note 15)		65	191
Net cash used in financing activities		(1,205)	(2,604)
Effect of exchange rate changes on cash and equivalents		(3)	(6)
Net increase (decrease) in cash and equivalents		(292)	(840)
Cash and equivalents at beginning of year (note 25a)		4,440	5,280
Cash and equivalents at the end of year		$ 4,148	$ 4,440

[1]	Income taxes paid excludes $137 million (2022: $126 million) of income taxes payable that were settled against offsetting value added tax (“VAT”) receivables.